Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 1,482,889	$ 1,264,077
Cost of revenues (exclusive of depreciation and amortization shown below)	1,050,087	883,963
Selling, general and administrative expenses	305,222	279,235
Depreciation	22,774	18,836
Amortization of intangible assets	14,195	10,148
Acquisition-related items	61	408
Spin-off transaction costs		740
Operating earnings	90,550	70,747
Interest expense, net	9,152	9,077
Other (income) expense, net	(232)	60
Earnings before income tax	81,630	61,610
Income tax (note 12)	27,387	23,412
Net earnings	54,243	38,198
Non-controlling interest share of earnings	5,238	4,560
Non-controlling interest redemption increment (note 9)	15,408	12,243
Net earnings attributable to Company	$ 33,597	$ 21,395
Net earnings per common share (note 13)
Basic (in dollars per share)	$ 0.93	$ 0.59
Diluted (in dollars per share)	$ 0.92	$ 0.59